Expense Example, No Redemption - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Founders Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 77
3 Years	245
5 Years	429
10 Years	962
Fidelity Advisor Founders Fund - Class A
Expense Example, No Redemption:
1 Year	685
3 Years	934
5 Years	1,206
10 Years	1,979
Fidelity Advisor Founders Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	616
5 Years	1,069
10 Years	2,127
Fidelity Advisor Founders Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	784
5 Years	1,104
10 Years	2,009
Fidelity Advisor Founders Fund - Class I
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	$ 1,084